LEASES (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 30, 2020	Dec. 31, 2020
LEASES
Weighted average remaining lease term	14 years 8 months 12 days	17 years 2 months 12 days	18 years 1 month 6 days
Weighted Average Discount Rate	6.00%	6.00%		6.00%